Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

1(415) 856-7007

davidhearth@paulhastings.com

June 4, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Litman Gregory Funds Trust - File Nos. 333-10015 and 811-07763

Ladies and Gentlemen:

We are counsel to Litman Gregory Funds Trust (the “Registrant”) and have reviewed the enclosed Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to seek review by the staff of the Securities and Exchange Commission of additional prospectuses and statements of additional information with respect to three new series of the Registrant, which have been designated the iM Dolan McEniry Corporate Bond Fund, iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF, respectively.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth
David A. Hearth for PAUL HASTINGS LLP